Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of premises and equipment
Property, Plant and Equipment, Gross	$ 25,392	$ 25,684
Less accumulated depreciation	(12,759)	(11,911)
Net premises and equipment	12,633	13,773
Land [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	1,977	1,977
Buildings and improvements [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	15,384	15,327
Equipment [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	7,865	7,927
Construction in progress [Member]
Summary of premises and equipment
Property, Plant and Equipment, Gross	$ 166	$ 453